Discontinued Operations - Summary of Earnings from Discontinued Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income loss from continuing and discontinued operations [line items]
Revenues	$ 5,906	$ 5,501
(Loss) earnings from discontinued operations, net of tax	(6)	3,859
Discontinued operations [member]
Income loss from continuing and discontinued operations [line items]
Revenues		4,677
Expenses	(37)	(3,247)
(Loss) earnings from discontinued operations before income tax	(37)	1,430
Tax benefit (expense) on (loss) earnings from discontinued operations	31	(995)
(Loss) earnings from discontinued operations after income tax	(6)	435
Gain on sale of discontinued operations before income tax		3,081
Tax benefit on gain on sale of discontinued operations		343
(Loss) earnings from discontinued operations, net of tax	$ (6)	$ 3,859